Investment in a Joint Venture - Schedule of Financial Information Joint Venture (Details) - Joint Venture [Member]	Jun. 30, 2025 HKD ($)
Schedule of Equity Method Investments [Line Items]
Current assets	$ 4,597,136
Non-current assets	5,340,885
Current liabilities	(6,291,943)
Net assets of the joint venture	3,646,078
Revenue	191,515
Loss for the period	$ (7,847)